Allowance for Credit Losses (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)		Mar. 31, 2020 USD ($)		Mar. 31, 2019 INR (₨)		Mar. 31, 2018 INR (₨)		Mar. 31, 2020 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	₨ 148,232.0		$ 1,966.2		₨ 112,507.2		₨ 78,496.9
Write-offs	(92,679.6)		(1,229.3)		(53,331.6)		(37,978.3)
Net allowance for credit losses	143,280.8	[1]	1,900.5	[1]	89,056.4	[2]	71,988.6	[3]
Allowance for credit losses, end of the period	198,833.2		$ 2,637.4		148,232.0		112,507.2
Allowance for credit losses:
Allowance individually evaluated for impairment	26,426.4				20,233.2		15,323.0		$ 350.5
Allowance collectively evaluated for impairment	172,406.8				127,998.8		97,184.2		2,286.9
Loans:
Loans individually evaluated for impairment	35,423.4				38,153.7		32,812.8		469.9
Loans collectively evaluated for impairment	10,588,432.2				9,073,310.9		7,343,366.2		$ 140,448.8
Specific allowance for credit losses | Retail Loans | Auto loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	6,169.0				3,682.2		2,792.9
Write-offs	(11,524.3)				(9,155.3)		(6,826.4)
Net allowance for credit losses	13,169.8	[1]			11,642.1	[2]	7,715.7	[3]
Allowance for credit losses, end of the period	7,814.5				6,169.0		3,682.2
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	7,814.5				6,169.0		3,682.2
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	15,279.2				13,606.7		8,634.5
Specific allowance for credit losses | Retail Loans | Personal loans/Credit card
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	9,694.0				6,182.6		4,040.0
Write-offs	(41,646.3)				(25,197.0)		(16,714.3)
Net allowance for credit losses	40,487.4	[1]			28,708.4	[2]	18,856.9	[3]
Allowance for credit losses, end of the period	8,535.1				9,694.0		6,182.6
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	8,535.1				9,694.0		6,182.6
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	14,481.7				15,781.5		10,150.9
Specific allowance for credit losses | Retail Loans | Retail Business Banking
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	21,595.3				18,709.4		15,278.4
Write-offs	(9,379.0)				(6,665.5)		(5,730.0)
Net allowance for credit losses	9,471.1	[1]			9,551.4	[2]	9,161.0	[3]
Allowance for credit losses, end of the period	21,687.4				21,595.3		18,709.4
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	21,687.4				21,595.3		18,709.4
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	32,866.3				29,945.0		25,547.2
Specific allowance for credit losses | Retail Loans | Commercial vehicle and construction equipment finance
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	6,544.8				4,806.1		4,398.5
Write-offs	(10,838.5)				(4,812.8)		(3,644.0)
Net allowance for credit losses	15,901.0	[1]			6,551.5	[2]	4,051.6	[3]
Allowance for credit losses, end of the period	11,607.3				6,544.8		4,806.1
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	11,607.3				6,544.8		4,806.1
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	22,992.2				11,254.9		6,968.1
Specific allowance for credit losses | Retail Loans | Housing loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	1,105.2				974.4		739.3
Write-offs	(130.3)				(93.3)		(61.5)
Net allowance for credit losses	439.8	[1]			224.1	[2]	296.6	[3]
Allowance for credit losses, end of the period	1,414.7				1,105.2		974.4
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	1,414.7				1,105.2		974.4
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	2,921.3				2,157.1		1,899.5
Specific allowance for credit losses | Retail Loans | Other Retail
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	20,441.5				12,922.8		6,767.5
Write-offs	(12,833.1)				(5,652.0)		(4,557.4)
Net allowance for credit losses	16,508.1	[1]			13,170.7	[2]	10,712.7	[3]
Allowance for credit losses, end of the period	24,116.5				20,441.5		12,922.8
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	24,116.5				20,441.5		12,922.8
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	33,462.8				29,523.6		22,704.3
Specific allowance for credit losses | Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	20,233.2				15,323.0		11,713.5
Write-offs	(6,328.1)				(1,755.7)		(444.7)
Net allowance for credit losses	12,521.3	[1]			6,665.9	[2]	4,054.2	[3]
Allowance for credit losses, end of the period	26,426.4				20,233.2		15,323.0
Allowance for credit losses:
Allowance individually evaluated for impairment	26,426.4				20,233.2		15,323.0
Allowance collectively evaluated for impairment	0.0				0.0		0.0
Loans:
Loans individually evaluated for impairment	35,423.4				38,153.7		32,812.8
Loans collectively evaluated for impairment	0.0				0.0		0.0
Unallocated allowance for credit losses | Retail Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	52,941.1				42,147.4		28,110.6
Write-offs	0.0				0.0		0.0
Net allowance for credit losses	31,088.3	[1]			10,793.7	[2]	14,036.8	[3]
Allowance for credit losses, end of the period	84,029.4				52,941.1		42,147.4
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	84,029.4				52,941.1		42,147.4
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	6,918,796.9				6,135,634.8		5,137,460.1
Unallocated allowance for credit losses | Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	9,507.9				7,759.3		4,656.2
Write-offs	0.0				0.0		0.0
Net allowance for credit losses	3,694.0	[1]			1,748.6	[2]	3,103.1	[3]
Allowance for credit losses, end of the period	13,201.9				9,507.9		7,759.3
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	13,201.9				9,507.9		7,759.3
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	₨ 3,547,631.8				₨ 2,835,407.3		₨ 2,130,001.6

[1]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 25,658.9 million (US$ 340.3 million). Recoveries from retail loans is Rs.22,548.7 million and from wholesale loans is Rs. 3,110.2 million.
[2]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 16,777.1 million. Recoveries from retail loans is Rs. 16,590.9 million and from wholesale loans is Rs. 186.2 million.
[3]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 12,590.8 million. Recoveries from retail loans is Rs. 12,254.3 million and from wholesale loans is Rs. 336.5 million.